Stock-Based Compensation (Details 1) - Stock Option - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Number of Options
Outstanding	8,702,418	4,343,334
Granted	285,000	4,572,000
Forfeited	(40,000)	(212,916)
Outstanding	8,947,418	8,702,418	4,343,334
Exercisable	4,497,646
Weighted Average Exercise Price
Outstanding	$ 2.78	$ 3.61
Granted	1.07	2.02
Forfeited	1.66	3.57
Outstanding	2.73	$ 2.78	$ 3.61
Exercisable	$ 3.18
Weighted Average Remaining Contractual Life
Outstanding	6 years 2 months 12 days	7 years 1 month 6 days	5 years 7 months 6 days
Exercisable	4 years 10 months 24 days